Basic and diluted loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Profit or loss [abstract]
Summary of basic and diluted earnings per share

	Year ended December 31,	Year ended December 31,
	2021	2020
	£	£
Loss for the year	(13,575,925)	(5,457,916)
Basic and diluted weighted average number of shares outstanding(1)	19,529,260	18,924,050

Basic and diluted loss per share	(0.70)	(0.29)

(1)	On December 17, 2021, the Company undertook a group reorganization and a share split such that one issued share was exchanged for ten new shares. The outstanding shares presented above reflect the 10 for 1 share split.